Loans from Third Parties (Details) - Schedule of loans from third parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	$ 1,106,233	$ 1,593,977
Sanya Guohong Municipal Projects Construction Co., Ltd. [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties		627,600
Changshu Tongjiang Engineering Co., Ltd. [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	145,000	219,660
Zhang Miao [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	145,000	156,900
Pen Jing [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties		156,900
Chen Guo [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	61,363	66,399
Chai Guirong [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	145,000	313,800
Hainan Boxinda Science Technology Partnership
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	212,570	52,718
Yu Zhanfeng [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	246,500
(Qinhua) Beijing Dingji Rubik’s Cube Model Technology Co. LTD [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	10,150
Xinyi Xinshuo Concrete Co., LTD [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	72,500
Chen Gang [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	$ 68,150